Income Tax - Summary of unrecognized tax benefits (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 3,686	¥ 2,567	¥ 1,046
Additions on tax positions	4,271	1,119	1,521
Balance as of December 31,	¥ 7,957	¥ 3,686	¥ 2,567